PREPAYMENTS AND OTHER CURRENT ASSETS - Activity in the allowance for credit losses (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Activity in the allowance for credit losses
At beginning of year	¥ 5,521
Addition	2,597
At end of year	8,118
Impact of adopting ASC Topic 326
Activity in the allowance for credit losses
At end of year	¥ 0